Accounts Receivable, Net (Tables)	6 Months Ended
Sep. 30, 2023
Accounts Receivable [Abstract]
Schedule of Changes Allowance for Doubtful Accounts	Accounts receivable consisted of the following as of September 30, 2023 and March 31, 2023:
	September 30, 2023 (Unaudited)	March 31, 2023

Accounts receivable, gross	$2,770,243	$2,867,308
Less: allowance for doubtful accounts	(1,459,238)	(1,522,739)
Accounts receivable, net	$1,311,005	$1,344,569

Schedule of Changes Allowance for Doubtful Accounts	Changes of allowance for doubtful accounts for the six months ended September 30, 2023 and the year ended March 31, 2023 were as follows:
	For the six months ended September 30,
	2023	2022

Beginning balance	$1,522,739	$762,992
Additional reserve through bad debt expense	26,518	820,352
Exchange rate difference	(90,019)	(60,605)
Ending balance	$1,459,238	$1,522,739